PGIM S&P 500 Max Buffer ETF - April
Schedule of Investments  (unaudited)
as of July 31, 2025
Description	Shares	Value
Short-Term Investments 110.9%
Affiliated Mutual Fund 2.3%
PGIM Core Government Money Market Fund (7-day effective yield 4.492%) (cost $59,824)(wb)	59,824	$59,824
Options Purchased*~ 108.6%
(cost $2,522,069)		2,791,616

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN 110.9% (cost $2,581,893)		2,851,440
Option Written*~ (10.9)%
(premiums received $82,739)		(279,115)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN 100.0% (cost $2,499,154)		2,572,325
Liabilities in excess of other assets(z) (0.0)%		(877)

Net Assets 100.0%		$2,571,448

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	03/31/26	$5.59		44		4	$2,739,233
SPDR S&P 500 ETF Trust	Put	03/31/26	$559.39		44		4	52,383
Total Options Purchased (cost $2,522,069)								$2,791,616
Option Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	03/31/26	$600.23		44		4	$(279,115)
(premiums received $82,739)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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